                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

                                   EATON VANCE
                                    LARGE-CAP
                                      CORE
                                      FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
        1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LARGE-CAP CORE FUND AS OF JUNE 30, 2004

     INVESTMENT UPDATE

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

[PHOTO OF LEWIS PIANTEDOSI]
Lewis Piantedosi
Portfolio Manager

MANAGEMENT DISCUSSION

- Following a strong run-up in 2003, the first half of 2004 saw U.S. equity markets consolidate prior gains, effectively trading in a tight range for much of the period. Optimism regarding an improving economy and accelerating earnings growth at the start of the year gave way to concerns about potential inflation and impending interest rate increases by the Federal Reserve. Also weighing on investors' minds was the uncertainty of the situation in Iraq. As the first half of 2004 came to a close, the potential for greater stability in Iraq and clarity with regard to Fed policy renewed investor optimism, and equity markets ended the period on a positive note.

- Despite investor angst, all major equity market indices realized positive returns during the first six months of 2004. Positive absolute returns were achieved by all but one of the ten sectors in the Standard & Poors Composite 500 Index (the S&P 500).(1)

- The Fund's outperformance of its benchmark, the S&P 500, in the first half of 2004 was driven primarily by solid stock selection in a wide variety of sectors, particularly in health care, technology, and energy.(1) Large-Cap Core Portfolio's (the Portfolio) overweighting of energy-related stocks, the strongest performing sector of the S&P 500 for the period, had a positive impact on relative performance. Within health care, selections in the biotechnology industry performed strongly, while our de-emphasis of large-cap pharmaceutical stocks proved beneficial as well. The Portfolio's holdings in the electronic and communication equipment industries of the technology sector also contributed positively to performance.

- In the consumer discretionary sector, the Portfolio's media stocks underperformed, as our expectations for an ad-based recovery in that business failed to materialize. A reduction in the Portfolio's retail holdings proved timely, given such obstacles to consumer discretionary spending as higher energy costs and lower refinancing activity. Conversely, increased exposure to less cyclical consumer staples names, an outperforming sector during the period, was beneficial to returns, as these more defensive stocks with stable earnings growth came back into favor.

THE FUND

   The Past Six Months

- During the six months ended June 30, 2004, the Fund's Class A shares had a total return of 4.92%. This return was the result of an increase in net asset value (NAV) per share to $13.00 on June 30, 2004, from $12.39 on December 31, 2003.(2)

- Class B shares had a total return of 4.65% during the same period, the result of an increase in NAV per share to $12.83 from $12.26.(2)

- Class C shares had a total return of 4.56% during the same period, the result of an increase in NAV per share to $12.83 from $12.27.(2)

- For comparison, during the six months ended June 30, 2004, the S&P 500, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of 3.44%.(1) Over the same period, the average return of the funds in the Lipper Large-Cap Core Classification was 1.97%.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of June 30, 2004

PERFORMANCE(3)                                  CLASS A         CLASS B         CLASS C
-----------------------------------------------------------------------------------------
Cumulative Returns (at net asset value)
One Year                                         19.38%          18.58%          18.47%
Life of Fund+                                    15.60%          14.76%          14.76%

SEC Cumulative Returns (including sales
 charge or applicable CDSC)
One Year                                         12.55%          13.58%          17.47%
Life of Fund+                                    11.88%          12.27%          14.76%

+Inception Dates - Class A, Class B, and Class C: 9/9/02

(1) It is not possible to invest directly in an Index or a Lipper
    Classification.
(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be reduced.
(3) SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE LARGE-CAP CORE FUND as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investment in Large-Cap Core Portfolio, at value
   (identified cost, $21,438,990)                                  $ 24,048,742
Receivable for Fund shares sold                                          68,105
Receivable from affiliate                                                43,163
-------------------------------------------------------------------------------
TOTAL ASSETS                                                       $ 24,160,010
-------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                   $     13,285
Payable to affiliate for distribution and service fees                      914
Payable to affiliate for Trustees' fees                                      81
Accrued expenses                                                         20,469
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $     34,749
-------------------------------------------------------------------------------
NET ASSETS                                                         $ 24,125,261
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                    $ 20,886,349
Accumulated undistributed net realized gain from Portfolio
   (computed on the basis of identified cost)                           692,590
Accumulated net investment loss                                         (63,430)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                      2,609,752
-------------------------------------------------------------------------------
TOTAL                                                              $ 24,125,261
-------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                         $  9,642,221
SHARES OUTSTANDING                                                      741,595
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                    $      13.00
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $13.00)                                $      13.79
-------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                         $  8,833,035
SHARES OUTSTANDING                                                      688,666
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (net assets DIVIDED BY shares of
   beneficial interest outstanding)                                $      12.83
-------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                         $  5,650,005
SHARES OUTSTANDING                                                      440,487
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE (net assets DIVIDED BY shares of
   beneficial interest outstanding)                                $      12.83
-------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $3,294)  $    125,546
Interest allocated from Portfolio                                         3,698
Expenses allocated from Portfolio                                       (93,718)
-------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                               $     35,526
-------------------------------------------------------------------------------

EXPENSES

Administration fee                                                 $     15,968
Trustees' fees and expenses                                                 124
Distribution and service fees                                                --
   Class A                                                               12,069
   Class B                                                               34,704
   Class C                                                               23,477
Registration fees                                                        23,255
Transfer and dividend disbursing agent fees                              14,166
Custodian fee                                                             6,938
Legal and accounting services                                             6,355
Printing and postage                                                      3,817
Miscellaneous                                                             1,246
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $    142,119
-------------------------------------------------------------------------------
Deduct --
   Reimbursement of expenses by affiliate                          $     43,163
-------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                           $     43,163
-------------------------------------------------------------------------------

NET EXPENSES                                                       $     98,956
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                $    (63,430)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $    781,870
   Foreign currency transactions                                           (768)
-------------------------------------------------------------------------------
NET REALIZED GAIN                                                  $    781,102
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $    163,841
   Foreign currency                                                          39
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $    163,880
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   $    944,982
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    881,552
-------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
INCREASE (DECREASE)                                JUNE 30, 2004       YEAR ENDED
IN NET ASSETS                                      (UNAUDITED)         DECEMBER 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment loss                             $        (63,430)   $          (46,170)
   Net realized gain (loss) from
      investment transactions and foreign
      currency transactions                                 781,102               (56,869)
   Net change in unrealized appreciation
      (depreciation) of investments
      and foreign currency                                  163,880             2,479,862
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $        881,552    $        2,376,823
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $      3,947,864    $        6,255,037
      Class B                                             3,588,398             3,734,830
      Class C                                             2,333,944             3,002,018
   Cost of shares redeemed
      Class A                                            (3,176,089)           (2,033,557)
      Class B                                              (409,064)             (634,262)
      Class C                                              (663,648)             (893,898)
   Net asset value of shares exchanged
      Class A                                                    --                81,129
      Class B                                                    --               (81,129)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                         $      5,621,405    $        9,430,168
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         $      6,502,957    $       11,806,991
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                             $     17,622,304    $        5,815,313
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                   $     24,125,261    $       17,622,304
-----------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                   $        (63,430)   $               --
-----------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE LARGE-CAP CORE FUND as of June 30, 2004

FINANCIAL HIGHLIGHTS

                                                                                    CLASS A
                                                        --------------------------------------------------------------------
                                                        SIX MONTHS ENDED
                                                        JUNE 30, 2004           YEAR ENDED             PERIOD ENDED
                                                        (UNAUDITED)             DECEMBER 31, 2003      DECEMBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $         12.390        $           10.030     $              10.000
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)(2)                         $         (0.011)       $           (0.007)    $               0.000(3)
Net realized and unrealized gain                                   0.621                     2.367                     0.030(4)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $          0.610        $            2.360     $               0.030
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $         13.000        $           12.390     $              10.030
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                                                     4.92%                    23.53%                     0.30%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)               $          9,642        $            8,503     $               3,060
Ratios (As a percentage of average daily net
   assets):
   Net expenses(6)                                                  1.40%(7)                  1.40%                     1.41%(7)
   Net expenses after custodian fee reduction(6)                    1.40%(7)                  1.40%                     1.40%(7)
   Net investment income (loss)                                    (0.17)%(7)                (0.06)%                    0.00%(7)(8)
Portfolio Turnover of the Portfolio                                   26%                       64%                       11%
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a
   reimbursement of expenses by the Administrator.
   Had such action not been taken, the ratios and net
   investment loss per share would have been as
   follows:

Ratios (As a percentage of average daily net assets):
   Expenses(6)                                                      1.80%(7)                  2.76%                    10.08%(7)
   Expenses after custodian fee reduction(6)                        1.80%(7)                  2.76%                    10.07%(7)
   Net investment loss                                             (0.58)%(7)                (1.42)%                   (8.67)%(7)
Net investment loss per share                           $         (0.037)       $           (0.166)    $              (0.272)
----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.

(2) Net investment income (loss) per share was computed using average shares outstanding.

(3)  Less than 0.001 per share.

(4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  Less than 0.01%.

                        See notes to financial statements

                                                                                       CLASS B
                                                        --------------------------------------------------------------------
                                                        SIX MONTHS ENDED
                                                        JUNE 30, 2004           YEAR ENDED             PERIOD ENDED
                                                        (UNAUDITED)             DECEMBER 31, 2003      DECEMBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $         12.260        $           10.000     $              10.000
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                                  $         (0.059)       $           (0.090)    $              (0.021)
Net realized and unrealized gain                                   0.629                     2.350                     0.021(3)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $          0.570        $            2.260     $                  --
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $         12.830        $           12.260     $              10.000
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                     4.65%                    22.60%                     0.00%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)               $          8,833        $            5,349     $               1,595
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                  2.15%(6)                  2.15%                     2.16%(6)
   Net expenses after custodian fee reduction(5)                    2.15%(6)                  2.15%                     2.15%(6)
   Net investment loss                                             (0.94)%(6)                (0.81)%                   (0.67)%(6)
Portfolio Turnover of the Portfolio                                   26%                       64%                       11%
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a
   reimbursement of expenses by the Administrator.
   Had such action not been taken, the ratios and net
   investment loss per share would have been as
   follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                      2.55%(6)                  3.51%                    10.83%(6)
   Expenses after custodian fee reduction(5)                        2.55%(6)                  3.51%                    10.82%(6)
   Net investment loss                                             (1.34)%(6)                (2.17)%                   (9.34)%(6)
Net investment loss per share                           $         (0.084)       $           (0.239)    $              (0.293)
----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.

(2) Net investment loss per share was computed using average shares outstanding.

(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

                        See notes to financial statements

                                                                                       CLASS C
                                                        --------------------------------------------------------------------
                                                        SIX MONTHS ENDED
                                                        JUNE 30, 2004           YEAR ENDED             PERIOD ENDED
                                                        (UNAUDITED)             DECEMBER 31, 2003      DECEMBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $         12.270        $           10.010     $              10.000
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                                  $         (0.059)       $           (0.089)    $              (0.023)
Net realized and unrealized gain                                   0.619                     2.349                     0.033(3)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $          0.560        $            2.260     $               0.010
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $         12.830        $           12.270     $              10.010
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                     4.56%                    22.58%                     0.10%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)               $          5,650        $            3,770     $               1,161
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                  2.15%(6)                  2.15%                     2.16%(6)
   Net expenses after custodian fee reduction(5)                    2.15%(6)                  2.15%                     2.15%(6)
   Net investment loss                                             (0.94)%(6)                (0.81)%                   (0.71)%(6)
Portfolio Turnover of the Portfolio                                   26%                       64%                       11%
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a
   reimbursement of expenses by the Administrator
   Had such action not been taken, the ratios and net
   investment loss per share would have been as
   follows:

Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                      2.55%(6)                  3.51%                    10.83%(6)
   Expenses after custodian fee reduction(5)                        2.55%(6)                  3.51%                    10.82%(6)
   Net investment loss                                             (1.34)%(6)                (2.17)%                   (9.38)%(6)
Net investment loss per share                           $         (0.084)       $           (0.239)    $              (0.304)
----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.

(2) Net investment loss per share was computed using average shares outstanding.

(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

                        See notes to financial statements

EATON VANCE LARGE-CAP CORE FUND as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Large-Cap Core Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Large-Cap Core Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.5% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $80,715, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010 ($15,286) and December 31, 2011 ($65,429).

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H RECLASSIFICATIONS -- Certain amounts in the prior year's financial statements have been reclassified to conform with the current year presentation.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                               SIX MONTHS ENDED
                               JUNE 30, 2004       YEAR ENDED
   CLASS A                     (UNAUDITED)         DECEMBER 31, 2003
   -----------------------------------------------------------------
   Sales                                309,767              569,222
   Redemptions                         (254,441)            (195,138)
   Exchange from Class B shares              --                7,203
   -----------------------------------------------------------------
   NET INCREASE                          55,326              381,287
   -----------------------------------------------------------------

                               SIX MONTHS ENDED
                               JUNE 30, 2004       YEAR ENDED
   CLASS B                     (UNAUDITED)         DECEMBER 31, 2003
   -----------------------------------------------------------------
   Sales                                285,163              346,357
   Redemptions                          (32,731)             (62,359)
   Exchange to Class A shares                --               (7,263)
   -----------------------------------------------------------------
   NET INCREASE                         252,432              276,735
   -----------------------------------------------------------------

                               SIX MONTHS ENDED
                               JUNE 30, 2004       YEAR ENDED
   CLASS C                     (UNAUDITED)         DECEMBER 31, 2003
   -----------------------------------------------------------------
   Sales                                186,232              280,180
   Redemptions                          (53,147)             (88,748)
   -----------------------------------------------------------------
   NET INCREASE                         133,085              191,432
   -----------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2004, the administration fee amounted to $15,968. For the fiscal year ending December 31, 2004, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Expenses exceed 1.40% for Class A shares and 2.15% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $43,163 of the Fund's operating expenses for the six months ended June 30, 2004. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $1,337 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,499 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $26,028 and $17,608 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $127,401 and $158,872 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2004 amounted to $12,069, $8,676 and $5,869 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $8,282 and $1,985 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $9,946,615 and $4,334,716, respectively, for the six months ended June 30, 2004.

LARGE-CAP CORE PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.3%

SECURITY                                             SHARES             VALUE
------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.0%

General Dynamics Corp.                                         2,450    $    243,285
Northrop Grumman Corp.                                         4,600         247,020
------------------------------------------------------------------------------------
                                                                        $    490,305
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.1%

FedEx Corp.                                                    3,170    $    258,957
------------------------------------------------------------------------------------
                                                                        $    258,957
------------------------------------------------------------------------------------

BEVERAGES -- 2.1%

Anheuser-Busch Cos., Inc.                                      4,300    $    232,200
PepsiCo, Inc.                                                  5,050         272,094
------------------------------------------------------------------------------------
                                                                        $    504,294
------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.0%

Amgen, Inc.(1)                                                 4,500    $    245,565
Genzyme Corp.(1)                                               5,100         241,383
------------------------------------------------------------------------------------
                                                                        $    486,948
------------------------------------------------------------------------------------

CAPITAL MARKETS -- 4.5%

Franklin Resources, Inc.                                       4,200    $    210,336
Goldman Sachs Group, Inc.                                      3,600         338,976
Merrill Lynch & Co., Inc.                                      6,000         323,880
Morgan Stanley                                                 4,200         221,634
------------------------------------------------------------------------------------
                                                                        $  1,094,826
------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.7%

Bank of America Corp.                                          5,931    $    501,881
Banknorth Group, Inc.                                          6,900         224,112
TCF Financial Corp.                                            4,100         238,005
Wells Fargo & Co.                                              7,350         420,640
------------------------------------------------------------------------------------
                                                                        $  1,384,638
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 4.5%

Avaya, Inc.(1)                                                21,500    $    339,485
Cisco Systems, Inc.(1)                                        15,600         369,720
Corning, Inc.(1)                                              28,700         374,822
------------------------------------------------------------------------------------
                                                                        $  1,084,027
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.9%

International Business Machines Corp.                          2,600    $    229,190
------------------------------------------------------------------------------------
                                                                        $    229,190
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 4.9%

Anglo Irish Bank Corp. PLC(2)                                 12,000    $    187,607
Citigroup, Inc.                                                7,800         362,700
J.P. Morgan Chase & Co.                                        6,200         240,374
Moody's Corp.                                                  6,000         387,960
------------------------------------------------------------------------------------
                                                                        $  1,178,641
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.1%

Emerson Electric Co.                                           8,000    $    508,400
------------------------------------------------------------------------------------
                                                                        $    508,400
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%

Flextronics International Ltd.(1)(2)                          20,200    $    322,190
------------------------------------------------------------------------------------
                                                                        $    322,190
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 2.0%

BJ Services Co.(1)                                             4,800    $    220,032
GlobalSantaFe Corp.                                            9,500         251,750
------------------------------------------------------------------------------------
                                                                        $    471,782
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 3.0%

Walgreen Co.                                                  13,400    $    485,214
Wal-Mart Stores, Inc.                                          4,550         240,058
------------------------------------------------------------------------------------
                                                                        $    725,272
------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.1%

Hershey Foods Corp.                                            5,200    $    240,604
Nestle SA(2)                                                   1,000         266,688
------------------------------------------------------------------------------------
                                                                        $    507,292
------------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT AND SUPPLIES -- 3.8%

Baxter International, Inc.                                    10,200    $    352,002
Boston Scientific Corp.(1)                                     5,600         239,680
Medtronic, Inc.                                                6,500         316,680
------------------------------------------------------------------------------------
                                                                        $    908,362
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES             VALUE
------------------------------------------------------------------------------------
HEALTH CARE - PROVIDERS & SERVICES -- 2.6%

Caremark Rx, Inc.(1)                                          11,700    $    385,398
McKesson Corp.                                                 7,100         243,743
------------------------------------------------------------------------------------
                                                                        $    629,141
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.0%

Procter & Gamble Co.                                           4,500    $    244,980
------------------------------------------------------------------------------------
                                                                        $    244,980
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 3.1%

General Electric Co.                                          11,200    $    362,880
Tyco International Ltd.(2)                                    11,700         387,738
------------------------------------------------------------------------------------
                                                                        $    750,618
------------------------------------------------------------------------------------

INSURANCE -- 3.7%

Aflac Corp.                                                    5,200    $    212,212
American International Group, Inc.                             3,300         235,224
Berkshire Hathaway, Inc., Class B(1)                              85         251,175
MetLife, Inc.                                                  5,170         185,345
------------------------------------------------------------------------------------
                                                                        $    883,956
------------------------------------------------------------------------------------

IT SERVICES -- 4.0%

Accenture Ltd., Class A(1)(2)                                  8,450    $    232,206
First Data Corp.                                               8,700         387,324
Fiserv, Inc.(1)                                                8,900         346,121
------------------------------------------------------------------------------------
                                                                        $    965,651
------------------------------------------------------------------------------------

MACHINERY -- 3.6%

Danaher Corp.                                                  6,000    $    311,100
Deere & Co.                                                    3,700         259,518
Illinois Tool Works, Inc.                                      3,150         302,054
------------------------------------------------------------------------------------
                                                                        $    872,672
------------------------------------------------------------------------------------

MEDIA -- 6.7%

Clear Channel Communications, Inc.                             4,450    $    164,428
Comcast Corp., Class A(1)                                      6,000         165,660
McGraw-Hill Cos., Inc., (The)                                  5,000         382,850
Omnicom Group                                                  4,100         311,149
Time Warner, Inc.(1)                                          23,800         418,404
Univision Communications, Inc.(1)                              5,700         182,001
------------------------------------------------------------------------------------
                                                                        $  1,624,492
------------------------------------------------------------------------------------

METALS & MINING -- 2.9%

Alcoa, Inc.                                                   10,500    $    346,815
Inco, Ltd.(1)(2)                                              10,500         362,880
------------------------------------------------------------------------------------
                                                                        $    709,695
------------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.0%

Target Corp.                                                   5,400    $    229,338
------------------------------------------------------------------------------------
                                                                        $    229,338
------------------------------------------------------------------------------------

OIL & GAS -- 6.0%

Apache Corp.                                                   5,800    $    252,590
BP PLC ADR                                                     5,120         274,278
Burlington Resources, Inc.                                     7,100         256,878
ConocoPhillips                                                 2,450         186,911
Exxon Mobil Corp.                                              5,210         231,376
Valero Energy Corp.                                            3,300         243,408
------------------------------------------------------------------------------------
                                                                        $  1,445,441
------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 3.6%

Estee Lauder Cos., Inc. (The), Class A                         8,100    $    395,118
Gillette Co. (The)                                            11,380         482,512
------------------------------------------------------------------------------------
                                                                        $    877,630
------------------------------------------------------------------------------------

PHARMACEUTICALS -- 5.4%

Abbott Laboratories                                            5,400    $    220,104
Merck & Co., Inc.                                              4,800         228,000
Pfizer, Inc.                                                  12,370         424,044
Teva Pharmaceuticals Industries Ltd. ADR                       4,000         269,160
Wyeth Corp.                                                    4,500         162,720
------------------------------------------------------------------------------------
                                                                        $  1,304,028
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 4.9%

Applied Materials, Inc.(1)                                    13,200    $    258,984
Intel Corp.                                                   17,000         469,200
Microchip Technology, Inc.                                     8,000         252,320
Taiwan Semiconductor SP ADR                                   23,160         192,456
------------------------------------------------------------------------------------
                                                                        $  1,172,960
------------------------------------------------------------------------------------

SOFTWARE -- 3.6%

Microsoft Corp.                                               17,120    $    488,947
SAP AG ADR                                                     9,200         384,652
------------------------------------------------------------------------------------
                                                                        $    873,599
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES             VALUE
------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.6%

Home Depot, Inc. (The)                                        11,000    $    387,200
------------------------------------------------------------------------------------
                                                                        $    387,200
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.9%

Nike, Inc., Class B                                            3,000    $    227,250
------------------------------------------------------------------------------------
                                                                        $    227,250
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS SERVICES -- 1.7%

Nextel Communications, Inc., Class A(1)                       15,300    $    407,898
------------------------------------------------------------------------------------
                                                                        $    407,898
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $21,125,226)                                        $ 23,761,673
------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.44%, 7/1/04                                        $           418    $    418,000
------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $418,000)                                        $    418,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $21,543,226)                                        $ 24,179,673
------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                                $     (1,643)
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                    $ 24,178,030
------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

(2)  Foreign security.

                        See notes to financial statements

LARGE-CAP CORE PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $21,543,226)                          $    24,179,673
Cash                                                                                   28,087
Receivable for investments sold                                                        74,871
Dividends and interest receivable                                                      12,861
Tax reclaim receivable                                                                  2,186
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    24,297,678
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $        98,213
Payable to affiliate for Trustees' fees                                                   955
Accrued expenses                                                                       20,480
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       119,648
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    24,178,030
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $    21,541,493
Net unrealized appreciation (computed on the basis of identified cost)              2,636,537
---------------------------------------------------------------------------------------------
TOTAL                                                                         $    24,178,030
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $3,312)                                      $       126,274
Interest                                                                                3,720
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $       129,994
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $        69,987
Trustees' fees and expenses                                                               997
Custodian fee                                                                          11,645
Legal and accounting services                                                          10,184
Miscellaneous                                                                           1,456
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $        94,269
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $             2
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $             2
---------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $        94,267
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $        35,727
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $       786,352
   Foreign currency transactions                                                         (773)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $       785,579
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $       165,581
   Foreign currency                                                                        39
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $       165,620
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $       951,199
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       986,926
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  JUNE 30, 2004        YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)          DECEMBER 31, 2003
-------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $          35,727    $          19,911
   Net realized gain (loss) from
      investment transactions and foreign
      currency transactions                                    785,579              (55,749)
   Net change in unrealized appreciation
      (depreciation) of investments
      and foreign currency                                     165,620            2,502,237
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $         986,926    $       2,466,399
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $       9,946,615    $      13,110,687
   Withdrawals                                              (4,334,716)          (3,696,639)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $       5,611,899    $       9,414,048
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $       6,598,825    $      11,880,447
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                               $      17,579,205    $       5,698,758
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $      24,178,030    $      17,579,205
-------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                          SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004          ------------------------
                                                          (UNAUDITED)            2003          2002(1)
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                           0.88%(2)         1.15%         4.48%(2)
   Expenses after custodian fee reduction                             0.88%(2)         1.15%         4.47%(2)
   Net investment income (loss)                                       0.33%(2)         0.19%        (3.03)%(2)
Portfolio Turnover                                                      26%              64%           11%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                       5.20%           23.83%        (0.73)%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $         24,178       $   17,579    $    5,699
---------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.
(2)  Annualized.
(3)  Total return is not computed on an annualized basis.

                        See notes to financial statements

LARGE-CAP CORE PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks total return by investing in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's Composite 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2004, the Eaton Vance Large-Cap Core Fund held an approximate 99.5% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2004, credit balances of $2 were used to reduce the Portfolio's custodian fee.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   L INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES'

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the advisory fee amounted to $69,987. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $11,002,326 and $5,459,832, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $  21,543,226
   -------------------------------------------------------
   Gross unrealized appreciation             $   2,861,482
   Gross unrealized depreciation                  (225,035)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION               $   2,636,447
   -------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended June 30, 2004.

EATON VANCE LARGE-CAP CORE FUND
INVESTMENT MANAGEMENT

EATON VANCE LARGE-CAP CORE FUND

OFFICERS

Thomas E. Faust Jr.
President

Duke E. Laflamme
Vice President

Thomas H. Luster
Vice President

George C. Pierides
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

LARGE-CAP CORE PORTFOLIO

OFFICERS

Duncan W. Richardson
President

Lewis R. Piantedosi
Vice President & Portfolio
Manager

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                       This Page Intentionally Left Blank

                 INVESTMENT ADVISER OF LARGE-CAP CORE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                ADMINISTRATOR OF EATON VANCE LARGE-CAP CORE FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                         EATON VANCE LARGE-CAP CORE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

1559-8/04                                                                 LCCSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST ON BEHALF OF (EATON VANCE LARGE-CAP CORE
FUND)

By:   /S/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust, Jr.
      President


Date: August 13, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: August 13, 2004
      -----------------


By:   /S/ Thomas E. Faust, Jr.
      ------------------------

      Thomas E. Faust, Jr.
      President


Date: August 13, 2004
      ---------------